Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

Our chief executive officer is the Principal Executive Officer, or PEO. The following table sets forth information concerning the compensation of our PEO and our non-PEO named executive officers, or non-PEO NEOs, for each of the fiscal years ending December 31, 2020, 2021 and 2022 and our financial performance as measured by metrics set forth by the rules of the SEC for each such fiscal year.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (Loss) (in thousands)(5)
2022	$8,121,840	$(5,620,557)	$2,781,133	$717,575	$42.63	$94.87	$(290,509)
2021	$8,532,948	$(3,355,088)	$2,255,079	$353,205	$87.62	$106.48	$(363,872)
2020	$3,576,319	$35,495,743	$952,647	$5,615,276	$118.57	$107.16	$(52,412)

________________________________

(1)
In each of 2022, 2021 and 2020, Dr. Patel was our PEO.
(2)
During 2022, our non-PEO NEOs consisted of Mr. Catinazzo, Dr. Bergstrom, Mr. Adams and Mr. Rahmer. During 2021, our non-PEO NEOs consisted of Mr. Catinazzo, Dr. Bergstrom, Mr. Adams and Mr. Porter. During 2020, our non-PEO NEOs consisted of Dr. Bergstrom and Mr. Adams.
(3)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K, reflecting adjustments in the value of our equity awards since the date of our initial public offering in July 2020. These amounts do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below:

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO (b)	Compensation Actually Paid to PEO ($)
2022	$8,121,840	$(7,095,094)	$(6,647,303)	$(5,620,557)
2021	$8,532,948	$(7,516,145)	$(4,371,891)	$(3,355,088)
2020	$3,576,319	$(2,589,131)	$34,508,555	$35,495,743

Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)(a)	Average Inclusion of Equity Values for non-PEO NEOs (b)	Average Compensation Actually Paid to non-PEO NEOs ($)
2022	$2,781,133	$(2,161,100)	$97,542	$717,575
2021	$2,255,079	$(1,624,937)	$(276,937)	$353,205
2020	$952,647	$(166,856)	$4,829,485	$5,615,276

(a)
Amounts in the “Exclusion of Stock Awards and Option Awards” columns represent the grant date fair value of stock option and stock awards granted during the applicable year, calculated in accordance with FASB ASC Topic 718. These amounts represent the aggregate total amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
(b)
Amounts in the Inclusion of Equity Values columns are calculated as follows. With respect to 2020, Inclusion of Equity Values for all awards granted prior to the initial public offering in July 2020 that remained unvested as of the initial public offering have been calculated from the initial public offering date and not from the last day of the prior fiscal year (or the grant date in the case of the March 2020 grant) using the closing market price on the first trading day of our common stock in our initial value calculations.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2022	$4,614,786	$(8,913,206)	$1,478,276	$(3,827,158)	—	$(6,647,303)
2021	$5,541,152	$(9,031,828)	$1,397,163	$(2,278,378)	—	$(4,371,891)
2020	$27,572,480	$4,237,686	$979,113	$1,719,276	—	$34,508,555

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for non-PEO NEOs ($)
2022	$1,354,598	$(1,226,217)	$452,862	$(483,701)	—	$97,542
2021	$1,191,952	$(1,331,151)	$316,211	$(453,949)	—	$(276,937)
2020	$3,553,811	$935,817	$126,192	$213,664	—	$4,829,485

(4)
Cumulative Total Shareholder Return, or TSR, is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, if any, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The Peer Group TSR utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph included in the 2022 Annual Report as required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested in our common stock and in the Nasdaq Biotechnology Index for the period starting July 16, 2020, using the closing market price on the first trading day of our common stock, through the end of the listed year, and it assumes reinvestment of dividends, if any. Historical stock performance is not necessarily indicative of, nor is it intended to forecast, future stock price performance.
(5)
The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]		In each of 2022, 2021 and 2020, Dr. Patel was our PEO.
Peer Group Issuers, Footnote [Text Block]
(4)
Cumulative Total Shareholder Return, or TSR, is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, if any, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The Peer Group TSR utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph included in the 2022 Annual Report as required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested in our common stock and in the Nasdaq Biotechnology Index for the period starting July 16, 2020, using the closing market price on the first trading day of our common stock, through the end of the listed year, and it assumes reinvestment of dividends, if any. Historical stock performance is not necessarily indicative of, nor is it intended to forecast, future stock price performance.

PEO Total Compensation Amount	[1]	$ 8,121,840	$ 8,532,948	$ 3,576,319
PEO Actually Paid Compensation Amount	[1],[2]	(5,620,557)	(3,355,088)	(35,495,743)
Non-PEO NEO Average Total Compensation Amount	[3]	2,781,133	2,255,079	952,647
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 717,575	353,205	5,615,276
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of the Compensation Actually Paid to our non-PEO NEOs versus our cumulative TSR over the reporting period commencing with our initial public offering and ending on December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart provides a graphical representation of the Compensation Actually Paid to our PEO and the average of the Compensation Actually Paid to our non-PEO named executive officers versus net income (loss).

Total Shareholder Return Vs Peer Group [Text Block]

The following chart provides a graphical representation of our cumulative TSR versus the TSR of our industry peer group, the Nasdaq Biotechnology Index. Our cumulative TSR assumes an initial fixed investment of $100 in our common stock on July 16, 2020, using the closing market price on the first trading day of our common stock through December 31, 2022.

Total Shareholder Return Amount	[4]	$ 42.63	87.62	118.57
Peer Group Total Shareholder Return Amount	[4]	94.87	106.48	107.16
Net Income (Loss)	[5]	$ (290,509,000)	$ (363,872,000)	$ (52,412,000)
PEO Name		Dr. Patel	Dr. Patel	Dr. Patel
Adjustment To Compensation Footnote [Text Block]
(3)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K, reflecting adjustments in the value of our equity awards since the date of our initial public offering in July 2020. These amounts do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below:

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO (b)	Compensation Actually Paid to PEO ($)
2022	$8,121,840	$(7,095,094)	$(6,647,303)	$(5,620,557)
2021	$8,532,948	$(7,516,145)	$(4,371,891)	$(3,355,088)
2020	$3,576,319	$(2,589,131)	$34,508,555	$35,495,743

Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)(a)	Average Inclusion of Equity Values for non-PEO NEOs (b)	Average Compensation Actually Paid to non-PEO NEOs ($)
2022	$2,781,133	$(2,161,100)	$97,542	$717,575
2021	$2,255,079	$(1,624,937)	$(276,937)	$353,205
2020	$952,647	$(166,856)	$4,829,485	$5,615,276

(a)
Amounts in the “Exclusion of Stock Awards and Option Awards” columns represent the grant date fair value of stock option and stock awards granted during the applicable year, calculated in accordance with FASB ASC Topic 718. These amounts represent the aggregate total amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
(b)
Amounts in the Inclusion of Equity Values columns are calculated as follows. With respect to 2020, Inclusion of Equity Values for all awards granted prior to the initial public offering in July 2020 that remained unvested as of the initial public offering have been calculated from the initial public offering date and not from the last day of the prior fiscal year (or the grant date in the case of the March 2020 grant) using the closing market price on the first trading day of our common stock in our initial value calculations.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2022	$4,614,786	$(8,913,206)	$1,478,276	$(3,827,158)	—	$(6,647,303)
2021	$5,541,152	$(9,031,828)	$1,397,163	$(2,278,378)	—	$(4,371,891)
2020	$27,572,480	$4,237,686	$979,113	$1,719,276	—	$34,508,555

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for non-PEO NEOs ($)
2022	$1,354,598	$(1,226,217)	$452,862	$(483,701)	—	$97,542
2021	$1,191,952	$(1,331,151)	$316,211	$(453,949)	—	$(276,937)
2020	$3,553,811	$935,817	$126,192	$213,664	—	$4,829,485

PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (7,095,094)	$ (7,516,145)	$ (2,589,131)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,647,303)	(4,371,891)	(34,508,555)
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,614,786	5,541,152
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,913,206)	(9,031,828)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,478,276	1,397,163
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,827,158)	2,278,378
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,161,100)	(1,624,937)	(166,856)
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		97,542	(276,937)	$ (4,829,485)
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,354,598	1,191,952
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,226,217)	(1,331,151)
Non-PEO NEO [Member] | Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		452,862	316,211
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (483,701)	$ (453,949)

[1]	In each of 2022, 2021 and 2020, Dr. Patel was our PEO.
[2]	Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K, reflecting adjustments in the value of our equity awards since the date of our initial public offering in July 2020. These amounts do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below:

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO (b)	Compensation Actually Paid to PEO ($)
2022	$8,121,840	$(7,095,094)	$(6,647,303)	$(5,620,557)
2021	$8,532,948	$(7,516,145)	$(4,371,891)	$(3,355,088)
2020	$3,576,319	$(2,589,131)	$34,508,555	$35,495,743

Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)(a)	Average Inclusion of Equity Values for non-PEO NEOs (b)	Average Compensation Actually Paid to non-PEO NEOs ($)
2022	$2,781,133	$(2,161,100)	$97,542	$717,575
2021	$2,255,079	$(1,624,937)	$(276,937)	$353,205
2020	$952,647	$(166,856)	$4,829,485	$5,615,276

(a)
Amounts in the “Exclusion of Stock Awards and Option Awards” columns represent the grant date fair value of stock option and stock awards granted during the applicable year, calculated in accordance with FASB ASC Topic 718. These amounts represent the aggregate total amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
(b)
Amounts in the Inclusion of Equity Values columns are calculated as follows. With respect to 2020, Inclusion of Equity Values for all awards granted prior to the initial public offering in July 2020 that remained unvested as of the initial public offering have been calculated from the initial public offering date and not from the last day of the prior fiscal year (or the grant date in the case of the March 2020 grant) using the closing market price on the first trading day of our common stock in our initial value calculations.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2022	$4,614,786	$(8,913,206)	$1,478,276	$(3,827,158)	—	$(6,647,303)
2021	$5,541,152	$(9,031,828)	$1,397,163	$(2,278,378)	—	$(4,371,891)
2020	$27,572,480	$4,237,686	$979,113	$1,719,276	—	$34,508,555

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for non-PEO NEOs ($)
2022	$1,354,598	$(1,226,217)	$452,862	$(483,701)	—	$97,542
2021	$1,191,952	$(1,331,151)	$316,211	$(453,949)	—	$(276,937)
2020	$3,553,811	$935,817	$126,192	$213,664	—	$4,829,485

[3]	During 2022, our non-PEO NEOs consisted of Mr. Catinazzo, Dr. Bergstrom, Mr. Adams and Mr. Rahmer. During 2021, our non-PEO NEOs consisted of Mr. Catinazzo, Dr. Bergstrom, Mr. Adams and Mr. Porter. During 2020, our non-PEO NEOs consisted of Dr. Bergstrom and Mr. Adams.
[4]	Cumulative Total Shareholder Return, or TSR, is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, if any, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The Peer Group TSR utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph included in the 2022 Annual Report as required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested in our common stock and in the Nasdaq Biotechnology Index for the period starting July 16, 2020, using the closing market price on the first trading day of our common stock, through the end of the listed year, and it assumes reinvestment of dividends, if any. Historical stock performance is not necessarily indicative of, nor is it intended to forecast, future stock price performance.
[5]	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.